Schedule of Investments
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.31%
Brazil–0.49%
StoneCo Ltd., Class A(a)	382,227	$13,270,921
China–3.72%
JD.com, Inc., ADR(a)	1,280,958	92,536,406
Meituan, B Shares(a)(b)	279,400	8,724,739
		101,261,145
Denmark–0.26%
Ambu A/S, Class B	234,767	6,934,582
France–10.54%
Airbus SE(a)	631,308	82,887,657
Dassault Systemes SE	179,897	9,431,407
Kering S.A.	97,668	69,464,016
LVMH Moet Hennessy Louis Vuitton SE	174,526	124,797,269
		286,580,349
Germany–2.42%
SAP SE	485,195	65,731,132
India–4.56%
DLF Ltd.	14,194,533	78,620,944
ICICI Bank Ltd., ADR	2,401,795	45,321,871
		123,942,815
Italy–0.31%
Brunello Cucinelli S.p.A.(a)	155,980	8,555,279
Japan–12.68%
Capcom Co. Ltd.	133,900	3,719,138
FANUC Corp.	87,100	19,067,371
Keyence Corp.	132,244	79,238,635
Murata Manufacturing Co. Ltd.	873,700	77,772,239
Nidec Corp.	770,600	85,486,683
Omron Corp.	453,200	44,920,042
TDK Corp.	960,600	34,703,804
		344,907,912
Netherlands–0.94%
ASML Holding N.V.	25,640	18,913,917
uniQure N.V.(a)	208,190	6,664,162
		25,578,079
Spain–0.59%
Industria de Diseno Textil S.A.	441,691	16,069,830
Sweden–3.18%
Assa Abloy AB, Class B	1,291,549	37,448,738
Atlas Copco AB, Class A	806,804	48,940,978
		86,389,716
Switzerland–1.05%
Lonza Group AG	19,705	14,762,807
Zur Rose Group AG(a)	34,870	13,838,934
		28,601,741
Shares		Value
United Kingdom–2.13%
Farfetch Ltd., Class A(a)	740,922	$27,769,757
Prudential PLC	1,558,837	30,261,179
		58,030,936
United States–56.44%
Adobe, Inc.(a)	209,207	120,444,654
Agilent Technologies, Inc.	374,593	59,009,635
Alphabet, Inc., Class A(a)	106,502	284,735,227
Amazon.com, Inc.(a)	7,402	24,315,866
Analog Devices, Inc.	529,512	88,682,670
Avantor, Inc.(a)	1,185,166	48,473,289
Boston Scientific Corp.(a)	338,038	14,667,469
Castle Biosciences, Inc.(a)	82,077	5,458,120
Charles River Laboratories International, Inc.(a)	38,027	15,692,602
Danaher Corp.	27,809	8,466,172
Dun & Bradstreet Holdings, Inc.(a)	202,371	3,401,858
Equifax, Inc.	211,412	53,576,029
Facebook, Inc., Class A(a)	413,663	140,393,086
Fidelity National Information Services, Inc.	235,912	28,705,772
Illumina, Inc.(a)	45,124	18,302,746
Intuit, Inc.	279,413	150,746,108
Intuitive Surgical, Inc.(a)	13,544	13,464,768
IQVIA Holdings, Inc.(a)	71,909	17,225,082
Marriott International, Inc., Class A(a)	25,239	3,737,643
Microsoft Corp.	98,691	27,822,967
Natera, Inc.(a)	73,833	8,227,950
NVIDIA Corp.	38,704	8,017,921
Omnicell, Inc.(a)	44,822	6,652,929
PayPal Holdings, Inc.(a)	261,589	68,068,074
Pegasystems, Inc.	119,197	15,149,939
Phathom Pharmaceuticals, Inc.(a)	226,652	7,275,529
Qualtrics International, Inc., Class A(a)	156,630	6,694,366
S&P Global, Inc.	306,593	130,268,300
Splunk, Inc.(a)	59,120	8,555,255
United Parcel Service, Inc., Class B	293,673	53,477,853
Veracyte, Inc.(a)	334,403	15,533,019
Visa, Inc., Class A	135,342	30,147,430
Walt Disney Co. (The)(a)	292,032	49,403,053
		1,534,793,381
Total Common Stocks & Other Equity Interests (Cost $784,296,125)		2,700,647,818
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	4,053,320	111,944
Money Market Funds–0.50%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	4,725,460	4,725,460
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	3,373,979	3,375,329

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	5,400,526	$5,400,526
Total Money Market Funds (Cost $13,501,315)		13,501,315
TOTAL INVESTMENTS IN SECURITIES—99.81% (Cost $797,797,440)		2,714,261,077
OTHER ASSETS LESS LIABILITIES–0.19%		5,085,456
NET ASSETS–100.00%		$2,719,346,533
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2021 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,723,917	$74,877,641	$(71,876,098)	$-	$-	$4,725,460	$563
Invesco Liquid Assets Portfolio, Institutional Class	1,231,011	53,335,715	(51,191,520)	123	-	3,375,329	218
Invesco Treasury Portfolio, Institutional Class	1,970,192	85,574,446	(82,144,112)	-	-	5,400,526	235
Total	$4,925,120	$213,787,802	$(205,211,730)	$123	$-	$13,501,315	$1,016

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$13,270,921	$—	$—	$13,270,921
China	92,536,406	8,724,739	—	101,261,145
Denmark	—	6,934,582	—	6,934,582
France	—	286,580,349	—	286,580,349
Germany	—	65,731,132	—	65,731,132
India	45,433,815	78,620,944	—	124,054,759
Italy	—	8,555,279	—	8,555,279
Japan	—	344,907,912	—	344,907,912
Netherlands	6,664,162	18,913,917	—	25,578,079
Spain	—	16,069,830	—	16,069,830
Sweden	—	86,389,716	—	86,389,716
Switzerland	—	28,601,741	—	28,601,741
United Kingdom	27,769,757	30,261,179	—	58,030,936
United States	1,534,793,381	—	—	1,534,793,381
Money Market Funds	13,501,315	—	—	13,501,315
Total Investments	$1,733,969,757	$980,291,320	$—	$2,714,261,077
Invesco V.I. Global Fund